Divestments and Investments (Schedule of Financial Data for Equity Minority Interests Divested) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 22, 2018
Noncontrolling Interest [Line Items]
Current assets	$ 30,182
Non-current assets	5,337
Total assets	35,519
Current liabilities	3,434
Non-current liabilities	28
Total liabilities	3,462
Net loss for the year ended	11,306
LPW Technology [Member]
Noncontrolling Interest [Line Items]
Current assets		$ 18,512		$ 10,682
Non-current assets		6,257		16,571
Total assets		24,769		27,253
Current liabilities		5,751		7,600
Non-current liabilities		1,401		4,930
Total liabilities		7,152		$ 12,530
Net loss for the year ended	$ 4,600	$ 1,800	$ 500